Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
Description of Plan
Description of Plan	DESCRIPTION OF PLAN
The following description of the WEC Energy Group Retirement Savings Plan (the "Plan") is provided for general information purposes only. More complete information regarding the Plan's provisions may be found in the Plan document.

General–WEC Energy Group, Inc. (the "Company") established the Plan effective September 14, 2016. The Plan is a defined contribution plan covering certain non-represented employees who are employed by a participating company and represented employees who are represented by a union which elected to participate in the Plan. Seasonal, limited term or temporary employees, project workers, students and interns, and leased employees are not eligible to participate in this Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

The Plan assets are held in the WEC Energy Group Master Trust ("Master Trust"). Assets of two other savings plans sponsored by the Company are commingled with the Plan in the Master Trust. Each participating plan has a divided interest in specific assets of the Master Trust based on participant account balances.

The Company is the sponsor of the Plan. Fidelity Management Trust Company (the "Trustee") serves as the Trustee for the Master Trust. Fidelity Workplace Services LLC serves as the Plan recordkeeper.

The Plan has an automatic enrollment feature for all newly hired and rehired employees. These employees are enrolled automatically in the Plan at a pre-tax rate of 5% of their 401(k) eligible wages unless they make an alternate election. In addition, these 401(k) account contributions increase automatically by 1% in each subsequent year up to 10% of eligible wages. If employees enroll, or are automatically enrolled, in the Plan, but do not designate a desired investment strategy, the Trustee will direct the employee's contributions into a target retirement date-based Fidelity Freedom Fund.

Participant Contributions–Participants are allowed to make pre-tax, after-tax, and Roth contributions of up to 75% of their base wages, as defined, subject to certain limitations of the Internal Revenue Code ("IRC"). Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans ("rollovers"). Additionally, each participant over age 50 may elect to make catch up contributions subject to certain limitations of the IRC.
Employer Contributions–The following table shows the Company match provided under the Plan.

Employee group	Matching Contribution (% of eligible compensation)
Non-represented management employees	100% of first 5%
PGL Local 18007:
Hired prior to May 1, 2008	60% of first 6%
Hired on or after May 1, 2008 (1)	100% of first 5%
PGL Local 18007C:
Hired on or after September 11, 2016	100% of first 5%
NSG Local 2285:
Hired prior to July 1, 2008	60% of first 6%
Hired on or after July 1, 2008 (1)	100% of first 5%
WPSC Local 420:
Hired prior to December 19, 2009	None
Hired on or after December 19, 2009 (1)	100% of first 5%
MGU Local 12295:
Hired prior to January 16, 2010	100% of first 6%
Hired on or after January 16, 2010 (1)	100% of first 5%
WRPCO Local 1147:
Hired prior to April 18, 2010	100% of first 4%
Hired on or after April 18, 2010 (1)	100% of first 5%
MERC Local 31:
Hired prior to March 22, 2011	100% of first 6%
Hired on or after March 22, 2011 (1)	100% of first 5%
MERC Local 49	100% of first 5%
MGU Local 417:
Hired prior to February 16, 2012	100% of first 6%
Hired on or after February 16, 2012 (1)	100% of first 5%

(1)    These represented employees are considered "New Program Participants."

Each quarter, the Company contributes to the Plan on behalf of eligible employees represented by Wisconsin Public Service Corporation ("WPSC") Local 420, 2% of a participant's gross pay for that quarter. Also, an additional 2.7% of a participant's base pay is contributed to the Plan as described in the collective bargaining agreement.

Non-represented employees and represented New Program Participants receive an annual Company contribution to their 401(k) plan based on each employee's age and/or service points ("Age & Service Point Contribution") instead of being enrolled in the Company's defined benefit plans. The Age & Service Point Contribution is made annually, in the first quarter following the year for which the contribution is earned.

Company contributions are invested in the same manner as the investment elections set by the participant for his or her pre-tax contributions. However, participants may designate a different investment election for Company contributions than those designated for the participant's contributions. If investment elections have not been set by the participant for his or her pre-tax contributions, the Company contributions will be invested in the same target retirement date-based Fidelity Freedom Fund as the participant's pre-tax contributions.

Participant Accounts–Individual accounts are maintained for each of the Plan's participants to reflect the participant's contributions and withdrawals, Company contributions, as applicable, and the allocated share of the investment activities for each investment option in which he or she participates. Allocation of net investment income is based on participant earnings or account balances, or participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided by the participant's vested account.
Vesting–Participants are immediately vested in all contributions under the Plan, plus actual earnings thereon, except for the Age & Service Point Contribution. Participants vest in the Age & Service Point Contribution, plus actual earnings thereon, upon completion of three years of vesting service. Forfeited balances of terminated participants' non-vested accounts are used to reduce future Company contributions or to pay Plan expenses. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $164,794 and $120,672, respectively. Total forfeitures used to reduce Company contributions were $127,549 in 2025. No forfeitures were used to pay Plan expenses in 2025.

Investment Options–The participants' deposits and the Company's contributions are paid to the Trustee who invests the deposits, as directed (in whole percentages) by the participant, within prescribed limitations, into various investment funds offered by the Plan, including the WEC Common Stock Fund, which invests in Company common stock.

Employee Stock Ownership Plan–The employee stock ownership plan portion of the Plan permits participants invested in the WEC Common Stock Fund to elect to have dividends reinvested in additional shares of WEC common stock or to be paid in cash as a taxable distribution.

Voting Rights–Each participant is entitled to exercise voting rights attributable to the shares of Company common stock allocated to the participant's account. Each participant is notified prior to the time such voting rights are to be exercised. The Trustee will vote any allocated shares for which instructions have not been given by participants in the same proportion as directed by participants who gave voting instructions.

Benefit Payments–A participant may take a distribution due under the Plan as a single lump-sum cash payment; installment payments over a period not extending beyond the life expectancy of the participant; or up to four partial withdrawals per Plan year. The full value of a participant's account is automatically distributed through a lump-sum cash payment to the employee or designated beneficiary upon retirement, termination of employment or death, for account balances less than $1,000. Although the Plan is primarily designed to meet long-term financial needs, employees may permanently withdraw amounts from their accounts under the terms of the Plan's financial hardship withdrawal guidelines. Additionally, participants may withdraw all or a portion of the value of their after-tax contributions; however, these withdrawals are limited to once per Plan year per participant.

Employee Transfers–In the event that an employee has a change in status and is no longer eligible for this Plan, participation in the Plan shall be suspended. Employees transferred to ineligible positions may be eligible for an elective transfer to another defined contribution plan maintained by the Company. The net transfer of accounts between plans is presented in the statement of changes in net assets available for benefits.

Notes Receivable from Participants–Participants may borrow from their fund accounts a minimum of $1,000 up to the lesser of 50% of their account balance or $50,000, minus any outstanding loan balances over the past 12 months. Participants are limited to two outstanding loans at any time. New loans are repayable monthly over periods not to exceed five years. The interest rate charged on participant loans is fixed at the beginning of each loan at the then current prime rate plus 1%. The interest paid by a participant on their loan balance is credited directly to their individual account.

Plan Amendments–In December 2025, the Plan was amended. Effective as of October 27, 2025, the WEC Common Stock Fund converted from a unitized stock fund, consisting of WEC common stock and cash, to a "real-time traded" fund. As a result, WEC Common Stock Fund balances (unitized) were converted into only shares of WEC common stock. Effective as of January 1, 2026, any catch-up contributions made by certain “high earners” are required to be made on a Roth basis, which is consistent with the SECURE Act 2.0 of 2022.